Warrants (Details Textual) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended		0 Months Ended
	Nov. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012 William A Schmitz [Member]	Nov. 30, 2012 Molly Hedges [Member]	Jun. 30, 2013 Warrants [Member]	Jun. 30, 2013 Warrants [Member]	Jun. 30, 2012 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Jan. 22, 2013 Warrants [Member] Board of Directors [Member]
Warrants (Textual)
Weighted average fair value of warrants								$ 0.95	$ 2.29	$ 1.94	$ 10.00
Warrants vested								658,625		404,500	725,000
Warrants exercise price	$ 1.67		$ 5.00					$ 1.20				$ 1.20
Compensation costs							$ 166,713	$ 293,133
Compensation cost related to warrants issued to consultant								416,666
Term of warrants		10 years
Outstanding warrants repriced	172,500											423,125
Warrants vesting period description								Vest from six months to three years from grant date.
Number of Shares Remaining Options, Expired/cancelled										0	0
Warrant exercised			0	0						0	0
Repricing of shares					115,000	57,500
Expenses associated with the repricing			$ 24,323									$ 62,623